ASSETS HELD FOR SALE	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
ASSETS HELD FOR SALE
ASSETS HELD FOR SALE

at December 31 (millions of Canadian dollars)	2013
Assets Held for Sale
Cash and Cash Equivalents	1
Accounts Receivable	12
Inventories	11
Plant, Property and Equipment	61
Total Assets Held for Sale (included in Other Current Assets, Note 5)	85
Liabilities Related to Assets Held for Sale
Accounts Payable and Other	4
Other Long-Term Liabilities	1
Total Liabilities Related to Assets Held for Sale (included in Accounts Payable and Other, Note 13)	5

We classify assets as held for sale when management approves and commits to a formal plan to actively market an asset for sale and we expect the sale to close within the next twelve months. Upon classifying an asset as held for sale, we record the asset at the lower of its carrying amount or its estimated fair value, reduced for selling costs, and we stop recording depreciation expense on the asset.
At December 31, 2013, the Company classified Cancarb Limited and its related power generation facility as assets held for sale. The assets were recorded at their carrying amount at December 31, 2013. These assets and the related liabilities are recorded in the Energy Segment.
On January 20, 2014, the Company reached an agreement to sell these assets for aggregate gross proceeds of $190 million. Please refer to the Subsequent Events note (Note 27) for further details.